CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital	Additional paid-in capital	Treasury shares	Foreign currency translation reserve	Capital reserve for options	Capital reserve for remeasurement gains on defined benefit plans	Accumulated deficit	Non- controlling interests	Total
Balance as of beginning at Dec. 31, 2019	$ 34,743	$ 31	$ 96,731	$ (2,347)	$ (701)		$ 195	$ (59,166)		$ 34,743
Exercise of Employee options			(71)	71
Share-based payments	82		82							82
Net profit (loss)	278							278		278
Total other comprehensive income (loss)	2,775				2,808		(33)			2,775
Balance as of ending at Dec. 31, 2020	37,878	31	96,742	(2,276)	2,107		162	(58,888)		37,878
Issue of share capital (net of issue costs of $2,907)	29,924	11	27,030	1,881		$ 1,002				29,924
Exercise of share options	782		782							782
Exercise of Employee options			(309)	309
Share-based payments	1,116		1,116						$ 175	1,291
Dividend paid to non-controlling interests	(123)		(123)						123
Non-controlling interests arising on acquisition of subsidiary									3,673	3,673
Net profit (loss)	(14,110)							(14,110)	186	(13,924)
Total other comprehensive income (loss)	1,139				859		280			1,139
Balance as of ending at Dec. 31, 2021	56,852	42	125,484	(86)	2,966	1,002	442	(72,998)	3,911	60,763
Exercise of share options	2,976	1	2,975							2,976
Exercise of Employee options			(84)	84
Share-based payments	1,347		1,347						410	1,757
Equity component of transaction with non-controlling interest	287		287						(287)
Dividend paid to non-controlling interests									(130)	(130)
PPA Adjustments									(174)	(174)
Net profit (loss)	(76)							(76)	291	215
Total other comprehensive income (loss)	(5,699)				(6,257)		558		(419)	(6,118)
Balance as of ending at Dec. 31, 2022	$ 55,687	$ 43	$ 130,009	$ (2)	$ (3,291)	$ 1,002	$ 1,000	$ (73,074)	$ 3,602	$ 59,289